Loans Receivables (Details) - Schedule of current and non-current loan receivables, net of allowance for credit losses - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Schedule of Current and Non Current Loan Receivables Net of Allowance for Credit Losses [Abstract]
Loan to related franchisees, net of discount and allowances, current	$ 6,661,290	$ 9,673,893
Loan to related franchisees, net of discount and allowances, non-current	1,631,340	4,136,657
Loan to related franchisees, net of discount and allowances, total	$ 8,292,630	$ 13,810,550